AVAILABLE-FOR-SALE MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3:-	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2017				December 31, 2016
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Governmental debentures	$573	$20	$(1)	$592	$339	$-	$-	$339
Corporate debentures	24,619	8	(22)	24,605	19,693	31	(14)	19,710

	25,192	28	(23)	25,197	20,032	31	(14)	20,049
Available-for-sale - matures after one year through three years:
Governmental debentures	108	-	(1)	107	-	-	-	-
Corporate debentures	37,812	64	(187)	37,689	34,472	70	(78)	34,464

	37,920	64	(188)	37,796	34,472	70	(78)	34,464
Available-for-sale - matures after three years through five years:
Governmental debentures	-	-	-	-	100	-	-	100
Corporate debentures	205	-	(4)	201	5,991	2	(99)	5,894
	205	-	(4)	201	6,091	2	(99)	5,994
	$63,317	$92	$(215)	$63,194	$60,595	$103	$(191)	$60,507

As of December 31, 2017, the company had no investments with a significant unrealized losses for more than 12 months.